Nature of Business and Operations - Additional Information (Details)			3 Months Ended	12 Months Ended
	Jun. 11, 2021 USD ($) $ / shares shares	Jun. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2021 VOTE shares	Dec. 31, 2020 shares
Primary Care ITC Intermediate Holdings LLC
Nature Of Business And Operations [Line Items]
Percentage of controlling ownership		35.10%		37.70%
Percentage of non controlling ownership		64.90%		64.90%
Jaws Acquisition Corp
Nature Of Business And Operations [Line Items]
Noncontrolling interest redeemed | $		$ 65,090
Jaws Acquisition Corp | PIPE Financing
Nature Of Business And Operations [Line Items]
Payment to acquire business | $		800,000,000.0
Jaws Acquisition Corp | Primary Care ITC Intermediate Holdings LLC
Nature Of Business And Operations [Line Items]
Payment to acquire business | $		466,500,000
Business combination, consideration transferred | $		$ 3,534,900,000
Business acquisition equity interests issued or issuable shares (in shares)		3,068,400,000
Business acquistion share price | $ / shares		$ 10.00
University Health Care And Its Affiliates
Nature Of Business And Operations [Line Items]
Payment to acquire business | $	$ 538,300,000
University Health Care And Its Affiliates | Primary Care ITC Intermediate Holdings LLC
Nature Of Business And Operations [Line Items]
Percentage of controlling ownership		37.70%		37.70%
Percentage of non controlling ownership				62.30%
Business combination, consideration transferred | $	$ 607,900,000
Business acquisition equity interests issued or issuable shares (in shares)	4,100,000
Business acquistion share price | $ / shares	$ 14.79
Class A common stock, $0.0001 par value per share
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				180,113,551
Stock issued during period, acquisitions (in shares)				4,400,000
Class A common stock, $0.0001 par value per share | Jaws Acquisition Corp
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				166,243,491
Stock shares redeemed during the period (in shares)		6,509		6,509
Class A common stock, $0.0001 par value per share | Jaws Acquisition Corp | PIPE Financing
Nature Of Business And Operations [Line Items]
Stock issued during period, acquisitions (in shares)				166,243,491
Shares issued in PIPE financing (in shares)		80,000,000.0
Class A common stock, $0.0001 par value per share | Jaws Acquisition Corp | Founder Shares
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				17,250,000
Class A common stock, $0.0001 par value per share | Jaws Acquisition Corp | Stock Outstanding Prior To Business Combination
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)		69,000,000.0		69,000,000
Class A common stock, $0.0001 par value per share | University Health Care And Its Affiliates
Nature Of Business And Operations [Line Items]
Business acquisition equity interests issued or issuable shares (in shares)	4,055,698
Class A common stock, $0.0001 par value per share | Other acquisitions | Primary Care ITC Intermediate Holdings LLC
Nature Of Business And Operations [Line Items]
Business acquisition equity interests issued or issuable shares (in shares)			100,000
Class B common stock
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				297,385,981
Class B common stock | Jaws Acquisition Corp
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				306,843,662
Stock shares redeemed during the period (in shares)					0
Class B common stock | Jaws Acquisition Corp | PCIH Shareholders
Nature Of Business And Operations [Line Items]
Stock issued during period, acquisitions (in shares)		306,800,000
Class B common stock | Jaws Acquisition Corp | PIPE Financing
Nature Of Business And Operations [Line Items]
Stock issued during period, acquisitions (in shares)					0
Class B common stock | Jaws Acquisition Corp | Founder Shares
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				0
Class B common stock | Jaws Acquisition Corp | Founder Shares | Jaws Sponsor LLC
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)		17,250,000
Class B common stock | Jaws Acquisition Corp | Stock Outstanding Prior To Business Combination
Nature Of Business And Operations [Line Items]
Common stock outstanding (in shares)				0
Class B common stock | Jaws Acquisition Corp | Primary Care ITC Intermediate Holdings LLC
Nature Of Business And Operations [Line Items]
Business acquisition equity interests issued or issuable shares (in shares)		306,800,000
Class B common stock | University Health Care And Its Affiliates
Nature Of Business And Operations [Line Items]
Business acquisition, conversion of stock, shares converted (in shares)			1,200,000
Class B common stock | Primary Care ITC Intermediate Holdings LLC
Nature Of Business And Operations [Line Items]
Common stock, voting rights (in dollars per share) | VOTE				1